UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

            BlackRock Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Certificates of Deposit — 17.1%

Euro — 0.5%
KBC Bank NV, 2.62%, 02/05/19(a)	USD	4,000	$3,989,911

Yankee — 16.6%(b)
Bank of Montreal, Chicago:
2.50%, 02/01/19		3,000	3,000,000
(LIBOR USD 1 Month + 0.42%), 2.89%, 01/17/20(c)		2,000	2,000,000
Bank of Nova Scotia, Houston, (LIBOR USD 3 Month + 0.08%), 2.83%, 03/12/19(c)		3,000	3,000,178
Canadian Imperial Bank of Commerce, New York(c):
(LIBOR USD 1 Month + 0.16%), 2.55%, 04/10/19		5,000	5,000,000
(LIBOR USD 1 Month + 0.31%), 2.77%, 07/16/19 — 12/06/19		7,000	7,000,000
(LIBOR USD 1 Month + 0.30%), 2.81%, 07/25/19		7,000	7,000,000
Mitsubishi UFJ Trust & Banking Corp., New York, (LIBOR USD 1 Month + 0.32%), 2.67%, 06/04/19(c)		6,500	6,500,000
Mizuho Bank Ltd., New York(c):
(LIBOR USD 1 Month + 0.16%), 2.54%, 01/07/19		6,000	6,000,000
(LIBOR USD 1 Month + 0.37%), 2.89%, 07/31/19		5,000	5,000,000
Nordea Bank AB, New York, 2.56%, 05/21/19		8,000	8,000,000
Oversea-Chinese Banking Corp. Ltd., New York, 2.43%, 01/04/19		10,000	10,000,000
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.20%), 2.55%, 05/01/19(c)		3,000	3,000,000
Societe Generale, New York, 2.50%, 02/08/19		2,500	2,500,000
Standard Chartered Bank, New York(c):
(LIBOR USD 3 Month + 0.10%), 2.92%, 03/25/19		5,000	5,000,000
(LIBOR USD 3 Month + 0.23%), 2.72%, 04/24/19		7,000	7,000,000
Sumitomo Mitsui Banking Corp., New York:
2.51%, 03/01/19		5,000	5,000,000
(LIBOR USD 3 Month + 0.11%), 2.55%, 04/15/19(c)		8,000	8,000,000
(LIBOR USD 3 Month + 0.15%), 2.59%, 04/18/19(c)		4,000	3,999,971
Sumitomo Mitsui Trust Bank Ltd., New York:
2.42%, 01/02/19		12,000	12,000,000
(LIBOR USD 1 Month + 0.18%), 2.56%, 02/08/19(c)		5,000	5,000,015
(LIBOR USD 3 Month + 0.15%), 2.60%, 04/17/19(c)		6,000	6,000,000
Svenska Handelsbanken, New York, (LIBOR USD 3 Month + 0.21%), 3.03%, 12/27/19(c)		5,000	5,000,000
Swedbank AB, New York, (LIBOR USD 1 Month + 0.26%), 2.74%, 05/21/19(c)		5,000	5,000,000
Toronto-Dominion Bank, New York:
2.73%, 05/10/19		5,000	5,000,000
2.62%, 06/14/19		3,000	3,000,000
(LIBOR USD 3 Month + 0.11%), 2.92%, 06/28/19(c)		5,000	5,000,000

			143,000,164

Total Certificates of Deposit — 17.1% (Cost: $146,990,075)			146,990,075

Security		Par (000)	Value

Commercial Paper — 45.6%
Albion Capital Corp. SA, 2.51%, 01/02/19	USD	8,213	$8,212,427
Antalis SA, 2.64%, 01/24/19		7,000	6,988,283
Atlantic Asset Securitization LLC, 2.40%, 01/02/19		24,000	23,998,400
Australia & New Zealand Banking Group Ltd., (LIBOR USD 3 Month + 0.09%), 2.86%, 06/07/19(c)		3,500	3,500,000
Bedford Row Funding Corp.(c):
(LIBOR USD 3 Month + 0.11%), 2.56%, 01/17/19		2,000	2,000,000
(LIBOR USD 1 Month + 0.27%), 2.67%, 02/11/19		5,000	5,000,000
(LIBOR USD 1 Month + 0.34%), 2.73%, 08/02/19		8,000	8,000,000
CAFCO LLC, 2.42%, 01/02/19		20,000	19,998,656
Chariot Funding LLC:
2.86%, 04/30/19		8,000	7,925,427
3.03%, 06/11/19		4,000	3,946,691
Crown Point Capital Co. LLC, 2.70%, 02/07/19(d)		8,000	8,000,000
DBS Bank Ltd.:
2.57%, 03/04/19		4,000	3,982,502
2.64%, 04/05/19		8,000	7,945,480
Erste Abwicklungsanstalt, 2.50%, 01/09/19(d)		10,000	9,994,644
Export Development Canada, 2.50%, 01/02/19		15,000	14,998,958
Federation des Caisses Desjardins du Quebec:
2.41%, 01/03/19		20,000	19,997,322
(LIBOR USD 3 Month + 0.13%), 2.44%, 05/21/19(c)		4,000	4,000,000
(LIBOR USD 1 Month + 0.22%), 2.68%, 08/16/19(c)		4,000	4,000,000
(LIBOR USD 1 Month + 0.37%), 2.77%, 12/10/19(c)		5,000	5,000,000
HSBC Bank plc(c):
(LIBOR USD 3 Month + 0.18%), 2.75%, 02/22/19		1,399	1,399,216
(LIBOR USD 3 Month + 0.15%), 2.64%, 04/24/19		6,500	6,500,000
ING US Funding LLC(c):
(LIBOR USD 1 Month + 0.27%), 2.65%, 02/06/19		5,500	5,500,000
(LIBOR USD 1 Month + 0.32%), 2.71%, 02/08/19		4,000	4,000,000
Kreditanstalt fuer Wiederaufbau, 2.61%, 04/03/19		8,000	7,947,253
Landesbank Hessen-Thueringen Girozentrale, 2.42%, 01/10/19		10,000	9,993,975
Mizuho Bank Ltd.:
2.48%, 02/22/19		5,000	4,982,342
2.95%, 05/24/19		7,000	6,919,364
National Securities Clearing Corp.:
2.55%, 01/09/19		20,000	19,988,667
2.53%, 03/27/19		3,000	2,982,291
NRW Bank:
2.45%, 02/20/19		3,000	2,989,917
2.73%, 02/22/19		20,000	19,921,422
Old Line Funding LLC, 2.84%, 04/26/19		12,400	12,289,089
OMERS Finance Trust, 2.76%, 03/07/19(d)		12,000	11,940,417
Ontario Teachers’ Finance Trust, 2.58%, 01/14/19(d)		19,000	18,982,298
Oversea-Chinese Banking Corp. Ltd., (LIBOR USD 1 Month + 0.16%), 2.55%, 04/08/19(c)		6,000	6,000,000
PSP Capital, Inc., 2.52%, 01/18/19(d)		10,000	9,988,100
Ridgefield Funding Co. LLC(d):
2.92%, 03/06/19		9,500	9,451,022
2.94%, 03/18/19		6,000	5,963,014
Sumitomo Mitsui Trust Bank Ltd., 2.76%, 02/28/19		9,000	8,960,415
Suncorp-Metway Ltd.:
2.54%, 01/09/19		4,000	3,997,769
2.84%, 05/01/19		5,000	4,953,333
Svenska Handelsbanken AB, 2.41%, 01/28/19		3,000	2,994,645

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper (continued)
UBS AG(c):
(LIBOR USD 1 Month + 0.40%), 2.75%, 07/02/19	USD	5,000	$5,000,000
(LIBOR USD 1 Month + 0.26%), 2.77%, 08/28/19		6,000	6,000,000
Unilever Capital Corp., 2.43%, 01/02/19		20,000	19,998,650
Westpac Banking Corp., (LIBOR USD 3 Month + 0.18%), 2.77%, 11/01/19(c)		5,000	5,000,000

Total Commercial Paper — 45.6% (Cost: $392,131,989)			392,131,989

Municipal Bonds — 1.0%(d)(e)
Jets Stadium Development LLC, Series A-4C, VRDN, 2.50%, 01/07/19		5,000	5,000,000
RIB Floater Trust Various States, Series 19WE, RB, VRDN (Barclays Bank plc LOC), 2.86%, 02/04/19		3,780	3,780,000

Total Municipal Bonds — 1.0% (Cost: $8,780,000)			8,780,000

Time Deposits — 6.8%
Credit Agricole Corporate and Investment Bank SA, 2.37%, 01/02/19		10,226	10,226,000
Natixis SA, 2.36%, 01/02/19		30,000	30,000,000
Skandinaviska Enskilda Banken AB, 2.35%, 01/02/19		18,000	18,000,000

Total Time Deposits — 6.8% (Cost: $58,226,000)			58,226,000

U.S. Treasury Obligations — 9.7%
U.S. Treasury Bills(a):
2.34%, 01/02/19		28,000	27,998,207
2.35%, 01/15/19		20,000	19,982,049
2.36%, 01/22/19		35,000	34,952,633

Total U.S. Treasury Obligations — 9.7% (Cost: $82,932,889)			82,932,889

Total Repurchase Agreements — 15.7% (Cost: $135,000,000)			135,000,000

Total Investments — 95.9% (Cost: $824,060,953)(f)			824,060,953

Other Assets Less Liabilities — 4.1%			35,067,639

Net Assets — 100.0%			$859,128,592

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Money Market Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.49	%(a)	12/31/18	01/02/19	$4,000	$4,000	$4,000,553	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.79% to 11.63%, due 03/04/19 to 11/15/48	$4,277,716	$4,272,813
JP Morgan Securities LLC	2.57	(a)	12/31/18	01/02/19	4,000	4,000	4,000,571	U.S. Government Sponsored Agency Obligation, 2.05%, due 02/25/51	63,014,000	4,280,020
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.00		12/31/18	01/02/19	63,000	63,000	63,010,500	U.S. Government Sponsored Agency Obligation, 4.50%, due 12/20/48	61,898,212	64,260,000
	3.00		12/31/18	01/02/19	30,000	30,000	30,005,000	U.S. Government Sponsored Agency Obligation, 3.50%, due 11/20/48	30,188,010	30,600,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$93,000				$94,860,000
Mizuho Securities USA LLC	2.95		12/31/18	01/02/19	22,000	22,000	22,003,606	U.S. Treasury Obligation, 1.75%, due 04/30/22	22,946,000	22,440,016
	3.07	(b)	12/31/18	02/06/19	8,000	8,000	8,025,262	U.S. Government Sponsored Agency Obligation, 10.60%, due 11/25/21	51,311,871	8,400,000

Total Mizuho Securities USA LLC						$30,000				$30,840,016
Wells Fargo Securities LLC	2.54	(a)	12/31/18	01/02/19	4,000	4,000	4,000,564	U.S. Government Sponsored Agency Obligation, 3.33%, due 07/12/50	5,615,702	4,280,000

						$135,000				$138,532,849

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Money Market Portfolio

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$824,060,953	$—	$824,060,953

(a)	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 22, 2019